Related Parties - Key management personnel compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties
Short-term employee benefits	R$ 60,845	R$ 39,628	R$ 13,732
Restricted stock units	51,231	48,852	66,429
Key management personnel compensation	R$ 112,076	R$ 88,480	R$ 80,161